Consolidated Statement of Changes in Stockholders' Equity (Parenthetical)	11 Months Ended
Dec. 12, 2022 USD ($)
Reorganization, Chapter 11 [Line Items]
Debt principal amount	$ 3,961,000
Predecessor [Member]
Reorganization, Chapter 11 [Line Items]
Gross proceeds	1,964,524
Issuance costs	99,140
Predecessor [Member] | Convertible Notes Payable [Member]
Reorganization, Chapter 11 [Line Items]
Debt principal amount	5,230,000
Accrued interest	428,888
Predecessor [Member] | Convertible Notes One Payable [Member]
Reorganization, Chapter 11 [Line Items]
Debt principal amount	3,961,000
Accrued interest	709,608
Derivative liability	$ 1,167,601